Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Share Capital	Share capital
	Number of shares December 31
	Authorized 2023	Issued and outstanding 2023	Authorized 2022	Issued and outstanding 2022
Ordinary shares of no par value	60,000,000	15,379,042	60,000,000	11,781,963